CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Comprehensive loss	$ 23,093
Retained earnings
Comprehensive loss	$ 21,397